Note 19 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 139,752	$ 188,019
Country of domicile [member] | Non-capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	62,969	61,207
MEXICO | Non-capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	71,034	100,880
United States1 [member] | Non-capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 5,808	$ 1,262